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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106


                         Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                     Pioneer Mid-Cap Value Fund
            Schedule of Investments  1/31/08 (unaudited)

 Shares                                                        Value
          COMMON STOCKS - 98.6 %
          Energy - 7.4 %
          Integrated Oil & Gas - 2.9 %
 525,000  Hess Corp.                                       $ 47,685,750
 450,000  USX-Marathon Group, Inc.                           21,082,500
                                                           $ 68,768,250
          Oil & Gas Equipment & Services - 1.2 %
 450,000  Weatherford International, Inc. *                $ 27,814,500
          Oil & Gas Explration & Production - 0.6 %
 300,000  Plains Exploration and Product *                 $ 14,592,000
          Oil & Gas Refining & Marketing - 1.4 %
 875,000  Tesoro Petroleum Corp.                           $ 34,168,750
          Oil & Gas Storage & Transporation - 1.3 %
1,950,000 El Paso Corp.                                    $ 32,136,000
          Total Energy                                     $ 177,479,500
          Materials - 7.0 %
          Diversified Metals & Mining - 1.1 %
 300,000  Freeport-McMoRan Copper & Gold, Inc. (Class B)   $ 26,709,000
          Gold - 1.6 %
 725,000  Newmont Mining Corp.                             $ 39,396,500
          Industrial Gases - 0.9 %
 225,000  Air Products & Chemicals, Inc.                   $ 20,254,500
          Metal & Glass Containers - 2.0 %
1,025,000 Ball Corp.                                       $ 47,037,250
          Specialty Chemicals - 1.4 %
 800,000  International Flavor & Fragrances, Inc. *        $ 34,088,000
          Total Materials                                  $ 167,485,250
          Capital Goods - 5.2 %
          Aerospace & Defense - 1.7 %
 375,000  L-3 Communications Holdings, Inc.                $ 41,561,250
          Construction & Engineering - 0.9 %
 650,000  KBR, Inc. *                                      $ 20,533,500
          Industrial Machinery - 0.7 %
 400,000  Crane Co.                                        $ 16,348,000
          Trading Companies & Distributors - 1.9 %
 575,000  W.W. Grainger, Inc.                              $ 45,752,750
          Total Capital Goods                              $ 124,195,500
          Commercial Services & Supplies - 6.8 %
          Diversified Commerc Services - 1.9 %
1,225,000 Equifax, Inc. *                                  $ 45,435,250
          Environmental & Facilities Services - 3.4 %
1,175,000 Republic Services, Inc.                          $ 35,250,000
1,400,000 Waste Management, Inc. *                           45,416,000
                                                           $ 80,666,000
          Office Services & Supplies - 1.5 %
 700,000  Avery Dennison Corp.                             $ 36,274,000
          Total Commercial Services & Supplies             $ 162,375,250
          Transportation - 1.0 %
          Railroads - 1.0 %
 500,000  CSX Corp.                                        $ 24,240,000
          Total Transportation                             $ 24,240,000
          Consumer Durables & Apparel - 2.3 %
          Consumer Electronics - 0.9 %
 500,000  Harman Interantional Industries, Inc.            $ 23,285,000
          Homebuilding - 0.8 %
1,100,000 D.R. Horton, Inc. (b)                            $ 18,975,000
          Housewares & Specialties - 0.6 %
 200,000  Fortune Brands, Inc.                             $ 13,984,000
          Total Consumer Durables & Apparel                $ 56,244,000
          Media - 4.6 %
          Advertising - 2.4 %
6,600,000 The Interpublic Group of Companies, Inc. *       $ 58,938,000
          Broadcasting & Cable TV - 0.5 %
 450,000  CBS Corp. (Class B)                              $ 11,335,500
          Movies & Entertainment - 1.7 %
 600,000  The Walt Disney Co.                              $ 17,958,000
 600,000  Viacom, Inc. (Class B) *                           23,256,000
                                                           $ 41,214,000
          Total Media                                      $ 111,487,500
          Retailing - 3.1 %
          Apparel Retail - 1.2 %
1,500,000 Gap, Inc.                                        $ 28,680,000
          Department Stores - 1.9 %
 300,000  J.C. Penney Co., Inc.                            $ 14,223,000
 275,000  Sears Holdings Corp. *                             30,384,750
                                                           $ 44,607,750
          Total Retailing                                  $ 73,287,750
          Food & Drug Retailing - 3.5 %
          Food Retail - 3.5 %
1,900,000 Kroger Co.                                       $ 48,355,000
1,150,000 Safeway, Inc.                                      35,638,500
                                                           $ 83,993,500
          Total Food & Drug Retailing                      $ 83,993,500
          Food, Beverage & Tobacco - 4.5 %
          Brewers - 1.8 %
 400,000  Anheuser-Busch Companies, Inc.                   $ 18,608,000
 550,000  Molson Coors Brewing Co. (Class B)                 24,568,500
                                                           $ 43,176,500
          Packaged Foods & Meats - 0.7 %
 300,000  William Wrigley Jr. Co.                          $ 17,229,000
          Tobacco - 2.0 %
 575,000  Loews Corp Carolina Group                        $ 47,224,750
          Total Food, Beverage & Tobacco                   $ 107,630,250
          Household & Personal Products - 1.5 %
          Personal Products - 1.5 %
 875,000  Estee Lauder Co.                                 $ 36,925,000
          Total Household & Personal Products              $ 36,925,000
          Health Care Equipment & Services - 6.7 %
          Health Care Services - 3.0 %
 375,000  Laboratory Corporation of America Holdings *  (b)$ 27,705,000
2,050,000 Omnicare, Inc.                                     45,387,000
                                                           $ 73,092,000
          Health Care Supplies - 1.9 %
1,150,000 Cooper Companies, Inc.  (b)                      $ 45,287,000
          Managed Health Care - 1.8 %
 800,000  Aetna, Inc.                                      $ 42,608,000
          Total Health Care Equipment & Services           $ 160,987,000
          Pharmaceuticals & Biotechnology - 2.1 %
          Life Sciences Tools & Services - 0.5 %
 500,000  PerkinElmer, Inc.                                $ 12,445,000
          Pharmaceuticals - 1.6 %
 750,000  Barr Laboratorie, Inc. *                         $ 39,142,500
          Total Pharmaceuticals & Biotechnology            $ 51,587,500
          Banks - 3.4 %
          Regional Banks - 2.9 %
 550,000  KeyCorp                                          $ 14,382,500
 275,000  Marshall & Ilsley Corp.                             7,672,500
 425,000  PNC Bank Corp.                                     27,888,500
 350,000  Zions Bancorporation                               19,159,000
                                                           $ 69,102,500
          Thrifts & Mortgage Finance - 0.5 %
 800,000  Hudson City Bancorp, Inc.                        $ 13,104,000
          Total Banks                                      $ 82,206,500
          Diversified Financials - 3.8 %
          Asset Management & Custody Banks - 2.0 %
 650,000  Legg Mason, Inc.                                 $ 46,800,000
          Consumer Finance - 0.7 %
1,051,796 The First Marblehead Corp. (b)                   $ 17,291,526
          Investment Banking & Brokerage - 1.1 %
 300,000  Bear Stearns Companies, Inc. (b)                 $ 27,090,000
          Total Diversified Financials                     $ 91,181,526
          Insurance - 8.0 %
          Insurance Brokers - 1.8 %
1,000,000 Aon Corp.                                        $ 43,520,000
          Life & Health Insurance - 3.3 %
3,475,000 Unum Group                                       $ 78,604,500
          Property & Casualty Insurance - 1.5 %
1,950,000 Progressive Corp. * (b)                          $ 36,192,000
          Reinsurance - 1.4 %
 575,000  Renaissancere Holdings Ltd.                      $ 32,769,250
          Total Insurance                                  $ 191,085,750
          Real Estate - 4.4 %
          Industrial Real Estate Investment Trust - 0.9 %
 350,000  ProLogis Trust                                   $ 20,772,500
          Mortgage Real Estate Investment Trust - 1.7 %
2,100,000 Annaly Capital Management, Inc.                  $ 41,412,000
          Office Real Estate Investment Trust - 0.6 %
 150,000  Boston Properties, Inc.                          $ 13,788,000
          Specialized Real Estate Investment Trusts - 1.2 %
 700,000  Host Hotels & Resorts, Inc.                      $ 11,718,000
 225,000  Public Storage, Inc.                               17,606,250
                                                           $ 29,324,250
          Total Real Estate                                $ 105,296,750
          Software & Services - 1.5 %
          Data Processing & Outsourced Services - 1.5 %
 850,000  Computer Sciences Corp. *                        $ 35,972,000
          Total Software & Services                        $ 35,972,000
          Technology Hardware & Equipment - 7.7 %
          Computer Hardware - 5.0 %
1,200,000 Dell, Inc. *                                     $ 24,048,000
1,775,000 NCR Corp. *                                        38,127,000
1,200,000 Sun Microsystems, Inc. *                           21,000,000
1,550,000 Teradata Corp. *                                   36,921,000
                                                           $ 120,096,000
          Computer Storage & Peripherals - 1.2 %
1,075,000 Imation Corp. (b)                                $ 27,853,250
          Office Electronics - 1.5 %
2,400,000 Xerox Corp.                                      $ 36,960,000
          Total Technology Hardware & Equipment            $ 184,909,250
          Semiconductors - 2.5 %
          Semiconductor Equipment - 0.9 %
1,142,500 Applied Materials, Inc.                          $ 20,473,600
          Semiconductors - 1.6 %
2,000,000 Infineon Technologies (A.D.R.) *                 $ 20,480,000
1,000,000 National Semiconductor Corp.                       18,430,000
                                                           $ 38,910,000
          Total Semiconductors                             $ 59,383,600
          Utilities - 11.6 %
          Electric Utilities - 5.6 %
 850,000  American Electric Power Co., Inc. *              $ 36,405,500
 900,000  Edison International                               46,944,000
 500,000  Firstenergy Corp.                                  35,610,000
 300,000  PPL Corp.                                          14,676,000
                                                           $ 133,635,500
          Gas Utilities - 1.8 %
 850,000  Questar Corp.                                    $ 43,273,500
          Multi-Utilities - 4.2 %
 975,000  NSTAR                                            $ 31,619,250
 400,000  Public Service Enterprise Group, Inc.              38,400,000
 575,000  Sempra Energy                                      32,142,500
                                                           $ 102,161,750
          Total Utilities                                  $ 279,070,750
          TOTAL COMMON STOCKS
          (Cost  $2,235,804,264)                           $ 2,367,024,126

          TEMPORARY CASH INVESTMENTS - 0.9 %
          Repurchase Agreement - 0.9 %
10,275,000Barclays Plc, 3.15%, 2/4/08                      $ 10,275,000
10,275,000JP Morgan Chase & Co., 3.1%, 2/4/08                10,275,000
                                                           $ 20,550,000
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $20,550,000)                              $ 20,550,000
          TOTAL INVESTMENT IN SECURITIES - 99.5%
          (Cost  $2,256,354,264)(a)                        $ 2,387,574,126
          OTHER ASSETS AND LIABILITIES - 0.5%              $ 11,922,167
          TOTAL NET ASSETS - 100.0%                        $ 2,399,496,293

      *   Non-income producing security.

(A.D.R.)  American Depositary Receipt.
          At January 31, 2008, the net unrealized gain on investments based
    (a)


          Aggregate gross unrealized gain for all investmen$ 236,222,393

          Aggregate gross unrealized loss for all investments(105,002,531)

          Net unrealized gain                              $ 131,219,862

    (b)    At January 31, 2008, the following securities were out on loan:

 Shares                       Security                         Value
  24,825  Bear Stearns Inc.                                $  2,225,561
  88,322  Computer Sciences Corp.                             3,737,787
1,074,309 Cooper Compaines Inc.                              42,306,288
 877,943  D. R. Horton Inc.                                  15,153,296
  29,000  First Marblehead Corp.                                476,760
 116,867  Imataion Corp.                                      3,032,699
 225,200  Interpublic Group                                   2,008,784
  96,126  Laboratory Corp.                                    7,091,215
 431,080  National Semiconductor                              7,931,872
 705,802  Omnicare Inc.                                      15,598,224
  77,800  Prologis Trust                                      4,616,652
 294,541  Sears Holding Corp.                                32,543,835
          Total                                            $ 136,722,973



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2008

* Print the name and title of each signing officer under his or her signature.